CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 145,456	$ (27,959)	$ (415,330)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	543,562	541,538	543,396
Amortization of deferred financing costs and original issue premiums	20,252	20,769	19,461
Net reversal of interest accretion on lease and other financial liabilities	(13,511)	(11,784)	(8,133)
Net loss on disposal of property and equipment	2,304	1,590	443
Impairment of long-lived assets	4,145	3,316	207,608
Impairment of goodwill	57,924	0	0
Net gain on disposal of assets held for sale	0	0	(4,468)
Provision for (reversal of) credit losses	12,497	2,931	(3,351)
Provision for input value-added tax	5,799	5,865	6,665
Loss (gain) on extinguishment of debt	756	1,000	(1,611)
Share-based compensation	29,270	27,368	35,473
Change in fair value of derivative asset/liability	2,902	0	0
Other	414	(3,103)	0
Changes in operating assets and liabilities:
Accounts receivable	4,954	(53,941)	(31,526)
Inventories, prepaid expenses and other	20,499	5,123	20,176
Long-term prepayments, deposits and other	(6,588)	28,346	16,573
Accounts payable, accrued expenses and other	(16,853)	82,009	212,377
Other long-term liabilities	4,333	3,588	24,937
Net cash provided by operating activities	818,115	626,656	622,690
Cash flows from investing activities:
Acquisition of property and equipment	(307,218)	(227,760)	(124,101)
Acquisition of intangible and other assets	(18,882)	(39,240)	(6,864)
Payments for capitalized construction costs	(15,880)	(34,181)	(132,923)
Proceeds from sale of property and equipment	205	374	530
Proceeds from sale of assets held for sale	0	0	14,845
Proceeds from loan repayment from an affiliated company	0	0	200,000
Net cash used in investing activities	(341,775)	(300,807)	(48,513)
Cash flows from financing activities:
Repayments of long-term debt	(2,093,985)	(1,169,579)	(2,201,562)
Repurchase of shares	(166,010)	(112,292)	(169,836)
Payments of intangible assets liabilities	(9,519)	(8,723)	(7,981)
Payments of financing costs	(4,994)	(36,950)	(530)
Dividends paid	(78)	(344)	(314)
Proceeds from exercise of share options	682	0	226
Proceeds from long-term debt	1,670,787	850,282	1,251,544
Purchase of shares of a subsidiary	0	(743)	(671)
Net cash used in financing activities	(603,117)	(478,349)	(1,129,124)
Effect of exchange rate on cash, cash equivalents and restricted cash	2,139	(10,264)	2,326
Decrease in cash, cash equivalents and restricted cash	(124,638)	(162,764)	(552,621)
Cash, cash equivalents and restricted cash at beginning of year	1,273,072	1,435,836	1,988,457
Cash, cash equivalents and restricted cash at end of year	1,148,434	1,273,072	1,435,836
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(460,626)	(473,233)	(490,910)
Cash paid for income taxes, net of refunds	(13,746)	(10,145)	(1,001)
Cash paid for amounts included in the measurement of lease liabilities - operating cash flows from operating leases	(18,641)	(20,769)	(17,135)
Repayments of long-term debt to related parties	(2,586)	(30,705)	(886)
Non-cash disclosures:
Change in operating lease liabilities arising from obtaining operating lease right-of-use assets and lease modifications	5,445	37,587	22,365
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	40,047	47,144	28,543
Change in accrued expenses and other current liabilities and other long-term liabilities related to construction costs	152	5,990	4,429
Change in accrued expenses and other current liabilities related to acquisition of intangible assets	4,402	0	6,280
Change in other current and other long-term liabilities arising from recognition of intangible assets	30	881	312,647
Transfer of property and equipment to assets under sales-type lease and included in prepaid expenses and other current assets and long-term prepayments, deposits and other assets	$ 1,783	$ 0	$ 0